INVENTORIES	12 Months Ended
Sep. 30, 2024
INVENTORIES
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2024 and 2023 consisted of the following:

	As of September 30,
	2024	2023
Raw materials	$855,488	$4,551,761
Work-in-process	6,914,276	6,133,081
Finished goods	5,758,406	7,252,583
Provision for inventory impairment	—	—
Total	$13,528,170	$17,937,425

As of September 30, 2024 and 2023, the Company pledged no inventory to secure banking facilities granted to the Company, respectively.

No impairment provision of inventories recorded for lower of cost or net realizable value adjustments for the fiscal years ended September 30, 2024 and 2023.